UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2014

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund Schedule of Investments

November 30, 2013 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—44.2%
	Advertising—0.8%
$8,230	Affinion Group, Inc., 11.50%, 10/15/15	$8,518,050

	Auto Components—0.8%
2,905	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (a)(b)	3,067,244
5,280	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	5,966,400

		9,033,644

	Auto Manufacturers—0.8%
7,410	Chrysler Group LLC, 8.25%, 6/15/21	8,465,925

	Commercial Services—4.4%
4,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	4,700,000
11,500	Cenveo Corp., 11.50%, 5/15/17	11,471,250
5,705	DynCorp International, Inc., 10.375%, 7/1/17	5,890,412
7,955	Interactive Data Corp., 10.25%, 8/1/18	8,770,388
6,375	Monitronics International, Inc., 9.125%, 4/1/20	6,757,500
11,000	National Money Mart Co., 10.375%, 12/15/16	11,440,000

		49,029,550

	Commercial Services & Supplies—0.8%
5,645	United Rentals North America, Inc., 8.375%, 9/15/20	6,322,400
2,255	West Corp., 8.625%, 10/1/18	2,466,406

		8,788,806

	Construction Materials—0.6%
6,810	US Concrete, Inc., 8.50%, 12/1/18 (a)(b)	6,963,225

	Consumer Finance—0.8%
3,210	SLM Corp., 8.45%, 6/15/18	3,751,688
4,935	Springleaf Finance Corp., 8.25%, 10/1/23 (a)(b)	5,329,800

		9,081,488

	Distribution/Wholesale—0.9%
8,170	HD Supply, Inc., 11.00%, 4/15/20	9,742,725

	Diversified Consumer Services—0.6%
6,815	Cambium Learning Group, Inc., 9.75%, 2/15/17	6,440,175

	Diversified Financial Services—1.4%
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	8,824,375
7,130	12.75%, 5/1/20 (a)(b)	6,470,475

		15,294,850

	Diversified Telecommunications—1.0%
10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	10,904,344

	Electrical Components & Equipment—1.3%
13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	14,060,475

	Electronic Equipment, Instruments & Components—0.7%
7,725	Kemet Corp., 10.50%, 5/1/18	7,551,188

	Energy Equipment & Services—0.9%
9,795	Pioneer Drilling Co., 9.875%, 3/15/18	10,529,625

	Food & Staples Retailing—0.5%
5,000	Rite Aid Corp., 10.25%, 10/15/19	5,650,000

	Health Care Providers & Services—0.9%
8,875	ExamWorks Group, Inc., 9.00%, 7/15/19	9,718,125

	Healthcare-Products—0.9%
8,885	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	10,195,538

	Hotels, Restaurants & Leisure—1.9%
9,120	DineEquity, Inc., 9.50%, 10/30/18	10,168,800
8,405	MGM Resorts International, 11.375%, 3/1/18	10,779,412

		20,948,212

	Household Durables—1.2%
	Beazer Homes USA, Inc.,
2945	7.25%, 2/1/23	2,900,825
5,045	9.125%, 5/15/19	5,435,987
3950	Jarden Corp., 7.50%, 5/1/17	4,591,875

		12,928,687

AllianzGI Convertible & Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Household Products/Wares—0.8%
$7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	$8,485,150

	Internet Software & Services—1.2%
	EarthLink, Inc.,
2,800	7.375%, 6/1/20	2,814,000
10,060	8.875%, 5/15/19	9,959,400

		12,773,400

	Iron/Steel—0.6%
7,305	AK Steel Corp., 8.375%, 4/1/22	6,939,750

	IT Services—0.2%
2,615	Stream Global Services, Inc., 11.25%, 10/1/14	2,634,613

	Leisure Time—0.8%
8,855	Travelport LLC, 11.875%, 9/1/16	9,009,963

	Lodging—0.6%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	6,966,562

	Machinery—0.6%
6,755	Navistar International Corp., 8.25%, 11/1/21	6,974,538

	Media—3.2%
5,500	AMC Entertainment, Inc., 9.75%, 12/1/20	6,311,250
8,355	McClatchy Co., 9.00%, 12/15/22	9,106,950
8,220	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21 (a)(b)	9,165,300
6,750	Media General, Inc., 11.75%, 2/15/17	7,323,750
3,745	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	3,398,587

		35,305,837

	Metals & Mining—1.2%
6,590	ArcelorMittal, 10.35%, 6/1/19	8,352,825
5,465	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	4,795,537

		13,148,362

	Miscellaneous Manufacturing—0.7%
8,278	Harland Clarke Holdings Corp., 9.50%, 5/15/15	8,334,911

	Oil & Gas—1.5%
9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	10,136,000
6,038	United Refining Co., 10.50%, 2/28/18	6,792,750

		16,928,750

	Oil, Gas & Consumable Fuels—2.1%
2,840	Arch Coal, Inc., 9.875%, 6/15/19	2,456,600
9,890	Endeavour International Corp., 12.00%, 3/1/18	10,335,050
5,050	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	5,832,750
4,500	Laredo Petroleum, Inc., 9.50%, 2/15/19	5,040,000

		23,664,400

	Packaging & Containers—0.7%
6,768	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	7,749,360

	Retail—0.8%
3,080	Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21 (a)(b)	3,180,100
6,110	Toys “R” Us, Inc., 10.375%, 8/15/17	5,804,500

		8,984,600

	Semiconductors & Semiconductor Equipment—1.0%
2,580	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,702,550
7,160	Freescale Semiconductor, Inc., 10.75%, 8/1/20	8,162,400

		10,864,950

	Software—1.0%
9045	First Data Corp., 12.625%, 1/15/21	10,650,488

	Specialty Retail—0.4%
4,160	Brown Shoe Co., Inc., 7.125%, 5/15/19	4,430,400

	Telecommunications—1.7%
7,420	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	7,656,512
7,415	Consolidated Communications Finance Co., 10.875%, 6/1/20	8,601,400
5090	NII Capital Corp., 8.875%, 12/15/19	2,163,250

		18,421,162

AllianzGI Convertible & Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Textiles, Apparel & Luxury Goods—0.7%
$7,540	Fifth & Pacific Cos, Inc., 10.50%, 4/15/19	$8,199,750

	Trading Companies & Distribution—0.6%
6,075	Aircastle Ltd., 9.75%, 8/1/18	6,697,687

	Transportation—1.7%
8,144	Quality Distribution LLC, 9.875%, 11/1/18	9,060,200
8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18	9,632,438

		18,692,638

	Wireless Telecommunication Services—0.9%
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	9,474,575

	Total Corporate Bonds & Notes (cost-$475,805,648)	489,176,478

Shares
CONVERTIBLE PREFERRED STOCK—36.7%
	Aerospace & Defense—1.1%
195,095	United Technologies Corp., 7.50%, 8/1/15	12,751,409

	Airlines—1.6%
361,355	Continental Airlines Finance Trust II, 6.00%, 11/15/30	17,457,963

	Auto Components—0.8%
145,665	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	9,165,242

	Biotechnology—0.2%
36,865	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (c)	2,395,856

	Commercial Banks—3.0%
9,695	Huntington Bancshares, Inc., 8.50% (d)	12,361,125
19,020	Wells Fargo & Co., 7.50%, Ser. L (d)	21,421,275

		33,782,400

	Communications Equipment—5.8%
49,620	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	49,942,530
219,090	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (c)	14,413,055

		64,355,585

	Computers & Peripherals—1.1%
543,785	JPMorgan Chase & Co., 7.50%, 3/24/14 (EMC Corp.) (c)	12,180,784

	Diversified Financial Services—1.3%
13,790	Bank of America Corp., 7.25%, Ser. L (d)	14,824,250

	Diversified Telecommunication Services—0.1%
25,335	Intelsat SA, 5.75%, 5/1/16	1,467,150

	Electric Utilities—1.1%
234,180	PPL Corp., 8.75%, 5/1/14	12,390,464

	Energy Equipment & Services—1.4%
310,395	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton) (c)	15,203,147

	Household Durables—1.2%
374,000	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.) (c)	12,760,880

	Insurance—1.9%
344,500	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (c)	14,899,625
194,050	MetLife, Inc., 5.00%, 3/26/14	5,988,383

		20,888,008

	Internet & Catalog Retail—1.5%
16,330	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (c)	16,356,618

	IT Services—1.2%
173,180	Unisys Corp., 6.25%, 3/1/14	12,910,569

	Metals & Mining—2.5%
633,320	ArcelorMittal, 6.00%, 1/15/16	16,159,540
399,970	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	8,783,341
160,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	2,456,000

		27,398,881

AllianzGI Convertible & Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Shares		Value*
	Multi-Utilities—1.1%
239,645	AES Trust III, 6.75%, 10/15/29	$12,066,126

	Oil, Gas & Consumable Fuels—3.6%
390,165	Credit Suisse AG, 8.00%, 10/22/14 (Occidental Petroleum Corp.) (c)	36,121,476
124,235	PetroQuest Energy, Inc., 6.875% (d)	3,789,167

		39,910,643

	Real Estate Investment Trust—3.6%
439,700	Alexandria Real Estate Equities, Inc., 7.00% (d)	11,036,470
707,605	FelCor Lodging Trust, Inc., 1.95%, Ser. A (d)	17,124,041
208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	11,247,852

		39,408,363

	Road & Rail—2.6%
1,484,845	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	28,576,733

	Total Convertible Preferred Stock (cost-$363,724,561)	406,251,071

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—19.1%
	Biotechnology—0.3%
$5,385	Dendreon Corp., 2.875%, 1/15/16	3,486,788

	Capital Markets—2.3%
10,755	Ares Capital Corp., 5.75%, 2/1/16	11,655,731
13,195	BGC Partners, Inc., 4.50%, 7/15/16	13,862,997

		25,518,728

	Commercial Services—2.0%
20,305	Cenveo Corp., 7.00%, 5/15/17	22,373,572

	Construction Materials—0.8%
7,645	Cemex S.A.B. de C.V., 4.875%, 3/15/15	8,825,197

	Electrical Equipment—0.4%
2,820	EnerSys, 3.375%, 6/1/38 (e)	5,072,489

	Health Care Providers & Services—1.3%
12,526	HealthSouth Corp., 2.00%, 12/1/43	13,950,833

	Hotels, Restaurants & Leisure—2.0%
9,075	MGM Resorts International, 4.25%, 4/15/15	11,009,109
11,940	Morgans Hotel Group Co., 2.375%, 10/15/14	11,581,800

		22,590,909

	Life Sciences Tools & Services—0.7%
8,695	Sequenom, Inc., 5.00%, 10/1/17	7,743,984

	Machinery—3.8%
7,660	Greenbrier Cos, Inc., 3.50%, 4/1/18	8,914,325
	Meritor, Inc.,
12,480	4.625%, 3/1/26 (e)	12,503,400
5,655	7.875%, 3/1/26 (a)(b)	7,114,697
11,335	Navistar International Corp., 3.00%, 10/15/14	11,781,316
1,100	Wabash National Corp., 3.375%, 5/1/18	1,438,937

		41,752,675

	Oil, Gas & Consumable Fuels—0.2%
2,300	Endeavour International Corp., 5.50%, 7/15/16	1,850,063

	Real Estate Investment Trust—0.6%
7,070	IAS Operating Partnership LP, 5.00%, 3/15/18 (a)(b)	6,570,681

	Semiconductors & Semiconductor Equipment—1.1%
9,920	SunPower Corp., 4.75%, 4/15/14	11,941,200

	Software—1.5%
6,335	Nuance Communications, Inc., 2.75%, 8/15/27	6,513,172
10,320	TeleCommunication Systems, Inc., 7.75%, 6/30/18	10,055,550

		16,568,722

	Thrifts & Mortgage Finance—0.7%
6,535	MGIC Investment Corp., 5.00%, 5/1/17	7,355,959

AllianzGI Convertible & Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Tobacco—1.4%
$13,060	Vector Group Ltd., 2.50%, 1/15/19 (f)	$15,451,821

	Total Convertible Bonds & Notes (cost-$184,633,954)	211,053,621

SHORT-TERM INVESTMENT—0.0%
	Time Deposit—0.0%
302,450	Wells Fargo-Grand Cayman, 0.03%, 12/2/13 (cost-$302,450)	302,450

	Total Investments (cost-$1,024,466,613) (g)—100.0%	$1,106,783,620

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $66,665,981, representing 6.0% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Perpetual maturity. The date shown, if any, is the next call date.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At November 30, 2013, the cost basis of portfolio securities for federal income tax purposes was $1,030,411,162. Gross unrealized appreciation was $99,236,609; gross unrealized depreciation was $22,864,151; and net unrealized appreciation was $76,372,458. The differences between book and tax cost basis were attributable to the differing treatment of bond premium amortization and wash sale loss deferrals.

AllianzGI Convertible & Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

AllianzGI Convertible & Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

A summary of the inputs used at November 30, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 11/30/2013
Investments in Securities—Assets
Corporate Bonds & Notes	—	$489,176,478	—	$489,176,478
Convertible Preferred Stock:
Airlines	—	17,457,963	—	17,457,963
Biotechnology	—	—	$2,395,856	2,395,856
Communications Equipment	—	49,942,530	14,413,055	64,355,585
Computers & Peripherals	—	—	12,180,784	12,180,784
Diversified Telecommunication Services	—	1,467,150	—	1,467,150
Energy Equipment & Services	—	—	15,203,147	15,203,147
Household Durables	—	—	12,760,880	12,760,880
Insurance	$5,988,383	—	14,899,625	20,888,008
Internet & Catalog Retail	—	—	16,356,618	16,356,618
Metals & Mining	11,239,341	16,159,540	—	27,398,881
Oil, Gas & Consumable Fuels	—	3,789,167	36,121,476	39,910,643
Road & Rail	—	28,576,733	—	28,576,733
All Other	147,298,823	—	—	147,298,823
Convertible Bonds & Notes	—	211,053,621	—	211,053,621
Short-Term Investments	—	302,450	—	302,450

Totals	$164,526,547	$817,925,632	$124,331,441	$1,106,783,620

At November 30, 2013, there were no transfers between Levels 1 and 2.

AllianzGI Convertible & Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2013, was as follows:

	Beginning Balance 2/28/13	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 11/30/13
Investments in Securities— Assets
Convertible Preferred Stock:
Biotechnology	—	$12,124,497	$(11,128,449)	—	$1,044,909	$354,899	—	—	$2,395,856
Communications Equipment	$14,013,654	—	—	—	—	399,401	—	—	14,413,055
Computers & Peripherals	11,138,123	13,019,681	(14,162,877)†	—	—	2,185,857	—	—	12,180,784
Energy Equipment & Services	—	14,505,565	—	—	—	697,582	—	—	15,203,147
Household Durables	—	13,840,543	—	—	—	(1,079,663)	—	—	12,760,880
Insurance	—	13,596,003	—	—	—	1,303,622	—	—	14,899,625
Internet & Catalog Retail	—	13,104,825	—	—	—	3,251,793	—	—	16,356,618
Oil, Gas and Consumable Fuels	—	37,901,910	—	—	—	(1,780,434)	—	—	36,121,476

Totals	$25,151,777	$118,093,024	$(25,291,326)	—	$1,044,909	$5,333,057	—	—	$124,331,441

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2013:

	Ending Balance at 11/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Convertible Preferred Stock:	$124,331,441	Third-Party Pricing Vendor	Single Broker Quote	$22.40-$1,001.63

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2013, was $2,308,303.

†	Stock Conversion.

Glossary:

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: January 21, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: January 21, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 21, 2014